Expense Example - PGIM 60/40 Allocation Fund - Class R6	Sep. 29, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 41
Expense Example, with Redemption, 3 Years	278
Expense Example, with Redemption, 5 Years	534
Expense Example, with Redemption, 10 Years	$ 1,267